Standards Issued But Not Yet Effective	6 Months Ended
Jun. 30, 2021
Text block [abstract]
Standards Issued But Not Yet Effective
NOTE 4. STANDARDS ISSUED BUT NOT YET EFFECTIVE
A number of new standards and amendments to standards are effective for annual periods beginning after January 1, 2021, and earlier application is permitted; however, PEMEX has not early adopted any of the forthcoming new or amended standards in preparing these unaudited condensed consolidated interim financial statements.